Document and Entity Information	Jul. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2025
Current Fiscal Year End Date	--04-30
Entity File Number	000-23248
Entity Registrant Name	SIGMATRON INTERNATIONAL, INC.
Entity Central Index Key	0000915358
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3918470
Entity Address, Address Line One	2201 Landmeier Road
Entity Address, City or Town	Elk Grove Village
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60007
City Area Code	847
Local Phone Number	956-8000
Title of 12(b) Security	Common Stock $0.01 par value per share
Trading Symbol	SGMA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false